CONDENSED BALANCE SHEETS (Q2) (Unaudited) - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 17, 2018
Current Assets
Cash held outside of trust Account	$ 118,170		$ 520,422			$ 886,279
Prepaid income tax	17,119		0
Prepaid expenses and other current assets	54,097		57,109			129,825
Total Current Assets	189,386		577,531			1,016,104
Cash and cash equivalents held in Trust Account	152,790,533		225,433,349			221,060,045
Total Assets	152,979,919		226,010,880			222,076,149
Current Liabilities
Accounts payable	79,025		25,496			55,364
Accrued expenses	17,770		25,000			0
Accrued offering costs			0			25,000
Franchise tax payable	20,050		200,050			54,000
Income tax payable	29,272		1,033,660			113,000
Promissory note	746,259		0
Total Current Liabilities	892,376		1,284,206			247,364
Deferred underwriting fees	7,718,227		7,718,227			7,718,227
Total Liabilities	8,610,603		9,002,433			7,965,591
Commitments
Common stock subject to possible redemption, 13,623,588 and 20,846,454 shares at redemption value at June 30, 2020 and December 31, 2019, respectively	139,369,310		212,008,440			209,110,550
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding	0		0			0
Additional paid-in capital	1,872,487		1,818,808			4,691,701
Retained earnings	3,126,837		3,180,527			307,638
Total Stockholders' Equity	5,000,006	$ 5,000,002	5,000,007	$ 5,000,003	$ 5,000,002	5,000,008	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	152,979,919		226,010,880			222,076,149
Class A Common Stock [Member]
Stockholders' Equity
Common stock	131		121			118
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 551		$ 551			$ 551